Expense Example - NVIT Emerging Markets Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class D Shares 1 Year	Class D Shares 3 Years	Class D Shares 5 Years	Class D Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	115	370	644	1,427	140	448	777	1,709	150	475	824	1,808	100	323	564	1,255